Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Comprehensive Income/(Loss) [Abstract]
Income/(loss) for the period	SFr 45,442	SFr (50,951)	SFr (26,411)
Other comprehensive loss not to be reclassified to income or loss in subsequent periods (net of tax)
Re-measurement losses on defined benefit plans (net of tax)	(1,304)	(302)	(780)
Total comprehensive income/(loss), net of tax	SFr 44,138	SFr (51,253)	SFr (27,191)